Condensed Consolidated Balance Sheets		Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Cayson Acquisition Corp [Member]
Current Assets
Cash and cash equivalents		$ 87,898			$ 465,254
Prepaid expenses		128,804			129,496
Total current assets		216,702			594,750	$ 594,750
Prepaid expenses - non-current portion					66,158
Cash held in escrow account		600,000
Investments held in Trust Account		62,676,305			60,752,079
Total non-current assets		63,276,305			60,818,237
Total assets		63,493,007			61,412,987
Current Liabilities
Accrued offering costs		75,000			65,000
Accrued expenses		23,479			38,025
Total current liabilities		698,479			103,025
Deferred underwriting commission payable		2,100,000			2,100,000
Total liabilities		2,798,479			2,203,025
Commitments and Contingencies (Note 16)
Ordinary shares subject to possible redemption		63,276,305			60,752,079
SHAREHOLDERS’ EQUITY
Preferred shares, value
Class A ordinary shares (US$0.0001 par value, 400,000,000 shares authorized, 21,052,632 shares issued and outstanding)*		183			183
Additional paid-in capital
Accumulated deficit		(2,581,960)			(1,542,300)
Total shareholders' equity		(2,581,777)			(1,542,117)
Total liabilities and shareholders' equity		63,493,007			61,412,987
Cayson Acquisition Corp [Member] | Nonrelated Party [Member]
Current Liabilities
Promissory note		300,000
Cayson Acquisition Corp [Member] | Related Party [Member]
Current Assets
Deposits and other receivables (net of allowance of nil and HK$5,000 as of December 31, 2023 and 2024)		0			0
Current Liabilities
Promissory note		$ 300,000
North Water Investment Group Holdings Limited [Member]
Current Assets
Cash and cash equivalents					819,961	6,341,165	$ 18,644,879
Cash-segregated for regulatory purpose					492,258	3,806,881	3,654,175
Term deposits							15,000,000
Financial instruments held, at fair value					162	1,254	1,471
Receivables from customers (net of allowance of nil and HK$62,263 as of December 31, 2023 and 2024)					27,640	213,754	55,584
Deposits and other receivables (net of allowance of nil and HK$5,000 as of December 31, 2023 and 2024)					10,899	84,285	456,138
Prepaid expenses					35,744	276,428	47,516
Total current assets					1,386,664	10,723,767	37,859,763
Plant and equipment, net					8,342	64,509	2,146
Operating lease right-of-use assets, net					450,838	3,486,556
Other non-current assets					113,711	879,384	248,124
Total non-current assets					572,891	4,430,449	250,270
Total assets					1,959,555	15,154,216	38,110,033
Current Liabilities
Payables to customers					491,713	3,802,657	3,657,815
Accruals and other current liabilities					81,025	626,608	595,131
Contract liabilities					3,879	30,000
Income taxes payable					915	7,078	7,078
Operating lease liabilities - current					245,217	1,896,384
Amount due to a director					1,265	9,783
Total current liabilities					824,014	6,372,510	4,260,024
Operating lease liabilities - non-current					204,878	1,584,423
Total non-current liabilities					204,878	1,584,423
Total liabilities					1,028,892	7,956,933	4,260,024
Commitments and Contingencies (Note 16)
SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.0001 par value, 400,000,000 shares authorized, 21,052,632 shares issued and outstanding)*	[1]
Additional paid-in capital					12,930,756	99,999,999	130,000,000
Accumulated deficit					(12,000,093)	(92,802,716)	(96,149,991)
Total shareholders' equity					930,663	7,197,283	33,850,009
Total liabilities and shareholders' equity					$ 1,959,555	15,154,216	$ 38,110,033
Mango Financial Group Limited [Member]
Current Assets
Cash and cash equivalents			$ 2,259,198	$ 17,666,926		6,341,165
Cash-segregated for regulatory purpose			7,093,814	55,473,628		3,806,881
Financial instruments held, at fair value			168	1,312		1,254
Receivables from customers (net of allowance of nil and HK$62,263 as of December 31, 2023 and 2024)			166,671	1,303,365		213,754
Deposits and other receivables (net of allowance of nil and HK$5,000 as of December 31, 2023 and 2024)			9,284	72,599		84,285
Prepaid expenses			788,142	6,163,270		276,428
Total current assets			10,317,277	80,681,100		10,723,767
Plant and equipment, net			11,578	90,538		64,509
Operating lease right-of-use assets, net			328,714	2,570,547		3,486,556
Deferred offerings costs			406,093	3,175,646
Other non-current assets			112,453	879,384		879,384
Total non-current assets			858,838	6,716,115		4,430,449
Total assets			11,176,115	87,397,215		15,154,216
Current Liabilities
Payables to customers			7,094,148	55,476,232		3,802,657
Accruals and other current liabilities			235,881	1,844,587		626,608
Contract liabilities			514,287	4,021,720		30,000
Income taxes payable			905	7,078		7,078
Operating lease liabilities - current			249,200	1,948,747		1,896,384
Amount due to a director			2,530	19,783		9,783
Total current liabilities			8,096,951	63,318,147		6,372,510
Contract liabilities non current			305,907	2,392,195
Operating lease liabilities - non-current			76,315	596,780		1,584,423
Total non-current liabilities			382,222	2,988,975		1,584,423
Total liabilities			8,479,173	66,307,122		7,956,933
Commitments and Contingencies (Note 16)
SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.0001 par value, 400,000,000 shares authorized, 21,052,632 shares issued and outstanding)*			4,189	32,758		32,758
Additional paid-in capital			14,062,308	109,967,241		99,967,241
Accumulated deficit			(11,369,555)	(88,909,906)		(92,802,716)
Total shareholders' equity			2,696,942	21,090,093		7,197,283
Total liabilities and shareholders' equity			$ 11,176,115	87,397,215		15,154,216
Mango Financial Group Limited [Member] | Related Party [Member]
Current Liabilities
Payables to customers				$ 40,008,605		$ 98,605

[1]	Retroactively